Business combinations - Acquisition of BE-Terna Narrative (Details) - BE-terna € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Jun. 09, 2022 EUR (€) employee site
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration		€ 191
Payment obligations cancelled		€ 162
Number of employees recognised as of acquisition date | employee		1,000
Number of sites transferred | site		28
Loss of acquiree since acquisition date	€ (3)